Fair value measurement - Copper stream embedded derivative, continuity schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Continuity schedule for embedded derivative
Balance, beginning of period	$ 4,001
Balance, end of period		$ 4,001
Copper stream embedded derivative
Continuity schedule for embedded derivative
Balance, beginning of period	773	0
Initial recognition		4,430
Change in fair value	(5,955)	(3,657)
Balance, end of period	$ (5,182)	$ 773